SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933                              [ ]

PRE-EFFECTIVE AMENDMENT NO. 1                  [X]

POST-EFFECTIVE AMENDMENT NO.                  [ ]

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CALVERT VARIABLE SERIES, INC.

(Exact name of Registrant as Specified in Charter)

4500 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)(Zip Code)

(301) 951-4800

(Area Code and Telephone Number)

William M. Tartikoff, Esq.

Calvert Variable Series, Inc.

4500 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:  October 15, 2003  (Date of Shareholder Meeting)

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The registrant hereby amends this registration statement on such date as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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Title of Securities Being Registered: Common Shares

THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

CALVERT VARIABLE SERIES, INC.

AMERITAS EMERGING GROWTH PORTFOLIO

AMERITAS RESEARCH PORTFOLIO

AMERITAS GROWTH WITH INCOME PORTFOLIO

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NOTICE OF MEETING OF SHAREHOLDERS

____________, 2003

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            This is to notify you that a Special Meeting of the Shareholders of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, each a series of Calvert Variable Series, Inc. (the “Fund”), will be held on October 15, 2003 at 9:00 a.m., Eastern Time, at the offices of the Fund, 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland  20814, for the following purposes:

1.         To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio to the Ameritas Core Strategies Portfolio, each a separate portfolio of Calvert Variable Series, Inc., in exchange for shares of the Ameritas Core Strategies Portfolio and the assumption by Ameritas Core Strategies Portfolio of all of the liabilities of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio, and the distribution of such shares to the shareholders of Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio in complete liquidation of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio.

2.         To transact such other business as may properly come before the meeting. The Directors of Calvert Variable Series, Inc. have fixed the close of business on August 1, 2003 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

            /s/ William M. Tartikoff

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            William M. Tartikoff

            Secretary

____________, 2003

            WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

ACQUISITION OF THE ASSETS AND LIABILITIES OF

AMERITAS EMERGING GROWTH PORTFOLIO

AMERITAS RESEARCH PORTFOLIO

AMERITAS GROWTH WITH INCOME PORTFOLIO,

SERIES OF CALVERT VARIABLE SERIES, INC.

IN EXCHANGE FOR SHARES OF

AMERITAS CORE STRATEGIES PORTFOLIO,

A SERIES OF CALVERT VARIABLE SERIES, INC.

4500 MONTGOMERY AVENUE, SUITE 1000N

BETHESDA, MARYLAND 20814

800-368-2745

PROSPECTUS/PROXY STATEMENT

DATED __________, 2003

INTRODUCTION

            This Prospectus/Proxy Statement relates to the proposed reorganization (the “Reorganization”) of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio (the “Merging Portfolios”) with and into the Ameritas Core Strategies Portfolio. The Merging Portfolios and the Ameritas Core Strategies Portfolio are separate series of Calvert Variable Series, Inc. Calvert Variable Series, Inc. is an open-end series management investment company organized as a Maryland corporation. The Merging Portfolios and the Ameritas Core Strategies Portfolio are sometimes collectively referred to in this Prospectus/Proxy Statement as the “Portfolios” or the “Funds” and singly as a “Portfolio” or a “Fund.”

            If the Reorganization occurs, you will become a shareholder of the Ameritas Core Strategies Portfolio. The Ameritas Core Strategies Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary nonfundamental goal of the Ameritas Core Strategies Portfolio is to seek some current income. If the Agreement and Plan of Reorganization is approved by shareholders of the Merging Portfolios and the Reorganization occurs, the Merging Portfolios will transfer all of their assets and liabilities to the Ameritas Core Strategies Portfolio, in exchange for shares of the Ameritas Core Strategies Portfolio (the “Merger Shares”) with a value equal to the assets and liabilities transferred. After that exchange, shares received by the Merging Portfolios will be distributed pro rata to the Merging Portfolios’ shareholders. All shareholders of the Merging Portfolios will receive shares of a single class of the Ameritas Core Strategies Portfolio.

            If you are the owner of a variable life insurance policy or a variable annuity contract issued by Ameritas Variable Life Insurance Company (“AVLIC”) or First Ameritas Life Insurance Corp. of New York (“FALIC”), you are not actually a Fund shareholder. The issuing insurance companies are the legal owners of the Fund’s shares. Despite not having the legal status as an owner of the shares, we may refer to you as a “shareholder” and your interest in the portfolios as “shares”. The issuing life insurance companies want you to return the Voting Instructions so that they can vote the Fund shares represented by your variable insurance policy or variable annuity contract in accordance with your instructions. The persons named as proxies in the enclosed Voting Instructions intend to vote all of the shares of the portfolio, proportionately in accordance with the instructions given by those variable insurance policyholders or variable annuity contract owners who respond with their voting instructions. This Prospectus/Proxy Statement explains what you should know before investing in the Ameritas Core Strategies Portfolio. Please read it carefully and keep it for future reference.

            Because shareholders of the Merging Portfolios are being asked to approve a transaction that will result in their receiving shares of the Ameritas Core Strategies Portfolio, this Proxy Statement also serves as a Prospectus for the shares of the Ameritas Core Strategies Portfolio to be issued in connection with the Reorganization.

            The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

  the current Prospectuses for the Merging Portfolios, each dated May 1, 2003, and the current Prospectus for the Ameritas Core Strategies Portfolio, dated __________, 2003  (each a “Fund Prospectus”);
  the current Statement of Additional Information for the Merging Portfolios, dated May 1, 2003, and for the Ameritas Core Strategies Portfolio, dated _________, 2003 (the “Fund SAI”); and
  the Statement of Additional Information dated _________, 2003 relating to this Prospectus/Proxy Statement (the “Merger SAI”).
  the Merging Portfolios’ Annual Report for the fiscal year ended December 31, 2002 was previously provided to policyholders and contract owners on or about May 1, 2003.

For a free copy of the Funds’ Prospectus, Statement of Additional Information (“SAI”), Merger SAI and Annual or Semi-Annual Reports, please call 800-745-1112 or write to Calvert Variable Series, Inc. at:

Calvert Variable Series, Inc.

Service Center

Attn: Ryan Walker

P.O. Box 82550

Lincoln, Nebraska 68501

            The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

            You can lose money by investing in the Ameritas Core Strategies Portfolio. The Ameritas Core Strategies Portfolio may not achieve its goals, and is not intended as a complete investment program. An investment in the Ameritas Core Strategies Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

I. SUMMARY

PROPOSED TRANSACTION

            The Board of Directors of Calvert Variable Series, Inc., on behalf of each of the Portfolios, has approved a transaction involving the reorganization of the Merging Portfolios with and into the Ameritas Core Strategies Portfolio. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization. This Agreement will provide for the transfer of all of the assets of the Merging Portfolios to the Ameritas Core Strategies Portfolio, in exchange for shares of the Ameritas Core Strategies Portfolio, and the assumption by the Ameritas Core Strategies Portfolio of all the liabilities of the Merging Portfolios, followed by the liquidation of the Merging Portfolios. A copy of the Agreement and Plan of Reorganization is included as Appendix A.

            Ameritas Investment Corp. (“AIC”) is the investment adviser to both the Merging Portfolios and the Ameritas Core Strategies Portfolio.  AIC has been in the business of investment management since 1969.

            If the Proposal is approved by the shareholders of the Merging Portfolios, they will receive in total a number of shares of the Ameritas Core Strategies Portfolio equal in value to the value of the net assets of the Merging Portfolios being transferred. Following the transfer, (i) the Merging Portfolios will distribute to its shareholders in total a number of full and fractional shares of the Ameritas Core Strategies Portfolio equal in value to the value of the net assets of the Merging Portfolios being transferred and attributable to the Merging Portfolios, and (ii) the Merging Portfolios will be liquidated. The Merger will not qualify as a tax-free reorganization; however, no gain or loss will be recognized by any variable annuity contract owner or variable life insurance policyholder as a result of the Reorganization.

            The Directors of Calvert Variable Series unanimously recommend that shareholders of the Merging Portfolios approve this proposal.

            In reaching that conclusion, the Directors considered the relatively small size of each of the Merging Portfolios and the likelihood that they will not increase substantially in size in the foreseeable future, and that the Reorganization will offer shareholders of each of the Merging Portfolios the opportunity to pursue a similar investment objective in a larger Fund. The Board also considered:

the fact that the objective of each of the Merging Portfolios and the Ameritas Core Strategies Portfolio is to seek capital appreciation and income;

that the adviser, AIC, will be paying the expenses associated with the Reorganization;

that the Reorganization will have no tax impact on the policyholders and contract owners;

that the interests of the existing shareholders will not be diluted as a result of the Reorganization; and

that management has agreed to waive its management fee in excess of each of the Merging Portfolios’ management fee for the two year period ending December 31, 2005. In addition, the Board of Directors considered the cost to the Merging Portfolios’ adviser of maintaining the Merging Portfolios at each Merging Portfolios’ current size and the likelihood that, in the absence of the Reorganization, the adviser would recommend to the Board that each of the Merging Portfolios be liquidated.

OPERATING EXPENSES

The following tables summarize expenses:

  that each Portfolio (or class of shares) incurred in its fiscal year ended December 31, 2002; and
  that the Ameritas Core Strategies Portfolio would have incurred in its most recent fiscal year, after giving effect on a pro forma combined basis to the proposed Merger as if the Reorganization had occurred as of the beginning of such fiscal year.

[NOTE:  PRO FORMAS TO BE PROVIDED]

Portfolio	Management Expenses	Other Expenses	Total Before Waivers	Waiver	Total After Waivers
Ameritas Core Strategies Portfolio *

Ameritas Emerging Growth Portfolio *	0.80%	0.55%	1.35%	0.40%	0.95%
Ameritas Core Strategies Portfolio Pro Forma with the Ameritas Emerging Growth Portfolio

Ameritas Research Portfolio *	0.80%	0.83%	1.63%	0.67%	0.96%
Ameritas Core Strategies Portfolio Pro Forma with the Ameritas Research Portfolio

Ameritas Growth With Income Portfolio *	0.80%	0.90%	1.70%	0.72%	0.98%
Ameritas Core Strategies Portfolio Pro Forma with the Ameritas Growth With Income Portfolio

*  The Advisor, AIC,  has contractually agreed to limit annual portfolio operating expenses through December 31, 2003 as reflected above.

FEDERAL INCOME TAX CONSEQUENCES

            The Merger will not quality as a “tax-free” reorganization under the Internal Revenue Code of 1986, as amended (“Code”); however, no gain or loss will be recognized by any variable annuity contract holder or variable life insurance policyholder as a result of the Reorganization. As a condition to each of the Merging Portfolios’ obligations to consummate the Reorganization, each of the Merging Portfolios will receive an opinion from counsel to the Merging Portfolios to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transfer of the assets of each of the Merging Portfolios to the Ameritas Core Strategies Portfolio in exchange for voting stock of the Ameritas Core Strategies Portfolio that is to be distributed to the shareholders of each of the Merging Portfolios will be treated as a sale of assets by each of the Merging Portfolios, and each of the Merging Portfolios will recognize gain or loss on each of the transferred assets in an amount equal to the difference between (a) the fair market value of such assets and (b) the adjusted basis of such assets; (ii) each shareholder of a Merging Portfolio will also recognize gain or loss on the receipt of shares of the voting stock of the Ameritas Core Strategies Portfolio in exchange for shares of the Merging Portfolio equal to the difference between (a) the fair market value of the Ameritas Core Strategies Portfolio’s shares and (b) the Merging Portfolio’s shareholder’s adjusted basis for its shares in the Merging Portfolio; and (iii) the tax basis of the Merger Shares received by each shareholder of a Merging Portfolio will be equal to the fair market value of the shares of the Ameritas Core Strategies Portfolio as of the effective time of the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

            The investment objectives, policies and strategies of each Merging Portfolio and the Ameritas Core Strategies Portfolio are almost identical and are summarized below. For a more detailed description of the investment techniques used by the Portfolios, please see the Fund Prospectus. For more information concerning the risks associated with investments in the Portfolios, see the Fund Prospectus.

            Each Merging Portfolio and the Ameritas Core Strategies Portfolio have substantially similar investment objectives and principal investment strategies:

Ameritas Emerging Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

Ameritas Research Portfolio seeks long-term growth of capital and future income by investing, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Portfolio focuses on companies the subadvisor believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

Ameritas Growth With Income Portfolio seeks to provide long-term growth of capital with a secondary objective to seek reasonable current income by investing, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

Ameritas Core Strategies Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types, with a secondary nonfundamental goal of seeking some current income.

            Each Merging Portfolio and the Ameritas Core Strategies Portfolio possess somewhat different fundamental investment restrictions. If shareholders of each Merging Portfolio approve the Agreement and Plan of Reorganization, they will be subject to the fundamental investment policies of the Ameritas Core Strategies Portfolio, which will not be changing in connection with the Reorganization. AIC does not believe that the differences between the Portfolios’ fundamental investment policies result in any material difference in the way the Portfolios currently are managed or in the way the Ameritas Core Strategies Portfolio will be managed if shareholders approve the Agreement and Plan of Reorganization.

            Total return information for the single class of shares of each Merging Portfolio and of the Ameritas Core Strategies Portfolio is set forth in the chart below.

TOTAL RETURN COMPARISON AS OF 12/31/02

Portfolio

1 Year

		Since Inception	Underlying Fund Inception Date
Ameritas Emerging Growth Portfolio	-34.32%	-23.67%	11-30-1999*
Ameritas Research Portfolio	-24.73%	-14.41%	11-30-1999*
Ameritas Growth With Income Portfolio	-22.10%	-11.5%	11-30-1999*
Ameritas Core Strategies Portfolio**	-28.22%	10.86%	10-02-1995

*  The month end date of 11/30/1999 is used for comparison purposes only; actual Portfolio inception is 11/1/1999.

** The Ameritas Core Strategies Portfolio total returns are based on the historical performance of the Thornburg Value Fund.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

            Each Merging Portfolio and the Ameritas Core Strategies Portfolio have identical procedures concerning dividends and distributions. Each Portfolio declares and pays dividends annually. Each Portfolio distributes any net realized capital gains annually. For each Portfolio, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Closing Date (as defined in the Agreement and Plan of Reorganization), each Merging Portfolio will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed.

Each Merging Portfolio and Ameritas Core Strategies Portfolio have similar procedures for purchasing shares.

            Each Merging Portfolio and Ameritas Core Strategies Portfolio have similar redemption procedures. Shares of the Ameritas Core Strategies Portfolio and each Merging Portfolio may be redeemed at the net asset value next determined after receipt of a redemption request, on any day the New York Stock Exchange is open.

RISK FACTORS

Because the Ameritas Core Strategies Portfolio and each Merging Portfolio pursue substantially similar investment programs, the Portfolios share similar principal risks, which include market risk (the risk that a security's price will fall in relation to, or independently from the market generally), sector risk (the risk that a certain group or category of securities will not perform as well as companies in other sectors or the market as a whole), the risks associated with investing in convertible securities (including the risk that the debt issuers could default on interest payments) as well as the risks associated with investments in foreign markets.

            See each Fund Prospectus for further information.

II. DETAILS OF THE PROPOSED REORGANIZATION

            Shareholders of each Merging Portfolio are being asked to approve the Reorganization between the Merging Portfolios and the Ameritas Core Strategies Portfolio. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Merging Portfolios and the Ameritas Core Strategies Portfolio (the "Agreement"), a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

            The Agreement provides, among other things, for the transfer of all of the assets of the Merging Portfolios to the Ameritas Core Strategies Portfolio in exchange for:  (i) the issuance to each Merging Portfolio of shares of the Ameritas Core Strategies Portfolio ("Merger Shares"), the number of which will be calculated based on the value of the net assets of each Merging Portfolio acquired by the Ameritas Core Strategies Portfolio, and (ii) the assumption by the Ameritas Core Strategies Portfolio of all of the liabilities of each Merging Portfolio, all as more fully described below under "Information Applicable to the Proposal."

            After receipt of the Merger Shares, each Merging Portfolio will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Merging Portfolio. Each shareholder holding shares of a Merging Portfolio will receive a number of full and fractional shares of the Ameritas Core Strategies Portfolio equal in value at the date of the exchange to the aggregate value of the shareholder's holding in the Merging Portfolio.

BOARD OF DIRECTORS' RECOMMENDATION. The Board of Directors of Calvert Variable Series, Inc. has voted unanimously to approve the Agreement and Plan of Reorganization providing for the proposed merger, and to recommend that shareholders of each Merging Portfolio also approve the Agreement and Plan of Reorganization providing for the reorganization of such fund with and into the Ameritas Core Strategies Portfolio.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

            The Board of Directors of Calvert Variable Series, Inc., including all of its Directors who are not "interested persons" of Calvert Variable Series, Inc. (the "Independent Directors"), has determined that the Reorganization would be in the best interests of each Merging Portfolio, and that the interests of each Merging Portfolio’s shareholders would not be diluted as a result of effecting the Reorganization. At a meeting held on June 5, 2003, the Board approved the proposed Merger and recommended its approval by shareholders. The principal reasons why the Board of Directors is recommending the Reorganization are as follows:

(i)      APPROPRIATE INVESTMENT OBJECTIVES, ETC. The investment objective, policies, and restrictions of the Ameritas Core Strategies Portfolio are similar to those of each Merging Portfolio, and the Directors believe that an investment in shares of the Ameritas Core Strategies Portfolio will provide shareholders with an investment opportunity comparable to that currently afforded by each shareholder’s respective Merging Portfolio.

(ii)     LOWER OPERATING EXPENSES. The Directors considered that the operating expenses of the Ameritas Core Strategies Portfolio after the Reorganization are expected to be lower than the operating expenses borne by each Merging Portfolio until at least December 31, 2004.

(iii)    ADVANTAGE OF ECONOMIES OF SCALE. The Directors also considered the advantages of combining three Portfolios that share substantially the same investment objectives, styles and holdings. The Directors believe that by combining the Portfolios, the shareholders continue to have available to them a Portfolio with a similar investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund rather than three separate funds. Expenses such as audit expenses and bookkeeping expenses that are charged on a per portfolio basis will be reduced.

(iv)    COSTS OF THE REORGANIZATION. The Directors considered the fact that the Adviser, AIC, will be paying the costs of the Reorganization.

(v)     PERFORMANCE. The Directors also considered the fact that the Ameritas Core Strategies Portfolio has performed better than each Merging Portfolio since their inception.

(vi)    TAX STATUS. The Directors further considered the fact that the Reorganization would have no tax effect on the policyholders and contract owners.

(vii)   DILUTION. And lastly, the Directors considered the fact that the Reorganization will not dilute the interest of the current Shareholders.

INFORMATION APPLICABLE TO THE PROPOSAL

AGREEMENT AND PLAN OF REORGANIZATION. If approved by shareholders of each Merging Portfolio, the Reorganization is expected to occur on or around November 1, 2003, pursuant to the Agreement and Plan of Reorganization. Please review the Form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Appendix A. Under the Agreement and Plan of Reorganization, each Merging Portfolio will transfer all of its assets and liabilities to the Ameritas Core Strategies Portfolio, in exchange for the issuance of shares of the Ameritas Core Strategies Portfolio having an aggregate net asset value equal to the net asset value of the transferred assets minus liabilities, all as of the Closing Date (defined in the Agreement to be October 31, 2003 or such other date as may be agreed upon by the Ameritas Core Strategies Portfolio and each Merging Portfolio). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement and Plan of Reorganization in Appendix A.

Immediately following the Closing Date, the Merger Shares received by each Merging Portfolio will be distributed pro rata to its shareholders of record as of the close of business on the Closing Date. As a result of the proposed transaction, each holder of shares of a Merging Portfolio will receive a number of full and fractional shares of the Ameritas Core Strategies Portfolio, equal in aggregate value at the Closing Date to the value of the shares of the Merging Portfolio held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Ameritas Core Strategies Portfolio in the names of each Merging Portfolio shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Ameritas Core Strategies Portfolio will not be represented by certificates, certificates for Merger Shares will not be issued.

The consummation of the transactions contemplated by the Agreement and Plan of Reorganization is subject to the conditions set forth in the Agreement in each instance, any of which conditions may be waived, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated, and the Reorganization abandoned, at any time prior to the Closing Date, before or after approval by the shareholders of each Merging Portfolio, by mutual consent of the Portfolios or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

All legal and accounting fees and expenses, printing expenses, and other fees and expenses (other than portfolio transfer taxes, if any, brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Agreement and Plan of Reorganization will be borne by AIC (or its affiliates). Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to each Merging Portfolio’s shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are shares of the Ameritas Core Strategies Portfolio. Each Merging Portfolio’s shareholders will receive shares of the Ameritas Core Strategies Portfolio in the Reorganization.

ORGANIZATION. Each of the Merger Shares will be fully paid and non-assessable by the Ameritas Core Strategies Portfolio when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Articles of Incorporation of Calvert Variable Series, Inc. (the "Articles") permit the Fund to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.

FEDERAL INCOME TAX CONSEQUENCES. The Merger will not quality as a "tax-free" reorganization under the Code; however no gain or loss will be recognized by any variable annuity contract holder or variable life insurance policyholder as a result of the Reorganization. As a condition to each Merging Portfolio’s obligations to consummate the Reorganization, each Merging Portfolio will receive an opinion from counsel to the Merging Portfolio to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transfer of the assets of the Merging Portfolio to the Ameritas Core Strategies Portfolio in exchange for voting stock of the Ameritas Core Strategies Portfolio that is to be distributed to the shareholders of the Merging Portfolio will be treated as a sale of assets by the Merging Portfolio, and the Merging Portfolio will recognize gain or loss on each of the transferred assets in an amount equal to the difference between (a) the fair market value of such assets and (b) the adjusted basis of such assets; (ii) each shareholder of the Merging Portfolio will also recognize gain or loss on the receipt of shares of the voting stock of the Ameritas Core Strategies Portfolio in exchange for shares of the Merging Portfolio equal to the difference between (a) the fair market value of the Ameritas Core Strategies Portfolio's shares and (b) the Merging Portfolio shareholder's adjusted basis for its shares in the Merging Portfolio; and (iii) the tax basis of the Merger Shares received by each shareholder of the Merging Portfolio will be equal to the fair market value of the shares of the Ameritas Core Strategies Portfolio as of the effective time of the Reorganization.

Because the Fund's shares are only sold to life insurance companies to support variable benefits under variable life insurance and variable annuity contracts, the policyholders and contract owners are not directly impacted by the tax status of the transaction. Policyholders and contract owners already enjoy tax deferral for transfers within their contracts or policies.

Prior to the Exchange Date, each Merging Portfolio will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

CAPITALIZATION. The following table shows the capitalization of the Ameritas Core Strategies Portfolio and each Merging Portfolios as of December 31, 2002, and of the Ameritas Core Strategies Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition by the Ameritas Core Strategies Portfolio of the assets and liabilities of each Merging Portfolios at net asset value:

[TO BE PROVIDED]

CAPITALIZATION TABLES

DECEMBER 31, 2002

Portfolio

Net Assets

	(000s omitted)	Net Asset Value Per Share	Shares Outstanding*
Ameritas Core Strategies Portfolio

Ameritas Emerging Growth Portfolio	$30,667	$11.73
Ameritas Core Strategies Portfolio Pro Forma with the Ameritas Emerging Growth Portfolio

Ameritas Research Portfolio	$15,659	$12.20
Ameritas Core Strategies Portfolio Pro Forma with the Ameritas Research Portfolio

Ameritas Growth With Income Portfolio	$16,771	$13.67
Ameritas Core Strategies Portfolio Pro Forma with the Ameritas Growth With Income Portfolio

* Common Stock, par value $1.00 per share

Pro forma financial statements of the Ameritas Core Strategies Portfolio as of and for the fiscal year ended December 31, 2002 are incorporated by reference in the Merger SAI. Because the Agreement provides that the Ameritas Core Strategies Portfolio will be the surviving Fund following the Reorganization, the pro forma financial statements reflect the transfer of the assets and liabilities of each class of each Merging Portfolio to the Ameritas Core Strategies Portfolio, as contemplated by the Agreement.

III. VOTING INFORMATION

REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger for each Merging Portfolio will require the affirmative vote of a majority of the outstanding shares of each Merging Portfolio.

RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of each Merging Portfolio at the close of business on August 1, 2003 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority (as defined by the Investment Company Act of 1940) of the outstanding shares of the Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionately.

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by AIC or the Fund as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes will be cast in proportion to the vote received from other shareholders.

SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of each Merging Portfolio, there were issued and outstanding the following common shares at no par value of each Merging Portfolio:

[TO BE PROVIDED]

Merging Portfolio

Number of Issued and Outstanding Common No Par Value Shares
Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio

As of the Record Date, the Officers and Directors Calvert Variable Series, Inc. as a group beneficially owned less than 1% of the outstanding shares of each Merging Portfolio. As of the Record Date, to the best of the knowledge of each Merging Portfolio, the following persons owned of record or beneficially 5% or more of any class of the outstanding shares of each Merging Portfolio:

[TO BE PROVIDED]

Shareholder

	Merging Portfolio	Shares	Percentage
Ameritas Variable Life Insurance Company Separate Account V	Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio

Ameritas Variable Life Insurance Company Separate Account VA-2	Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio

First Ameritas Variable Life Separate Account	Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio

First Ameritas Variable Annuity Separate Account	Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio

SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Directors of Calvert Variable Series, Inc. and the employees of AIC and its affiliates.

REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of Calvert Variable Series, Inc., at 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814), in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of Calvert Variable Series, Inc. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made with regard to the applicable proposal (set forth in the Notice of Meeting), to approve the Proposal. Any superseding proxy will negate any previously submitted proxy. Likewise attendance at the meeting and casting a vote in person shall supersede a previous proxy.

ADJOURNMENT. If sufficient votes in favor the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies received and for which they are entitled to vote.

SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. Calvert Variable Series' Articles of Incorporation do not provide for annual meetings of shareholders, and management of the Fund does not currently intend to hold such a meeting for shareholders in 2003. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of any Merging Portfolio’s shareholders must be received by Calvert Variable Series, Inc. a reasonable period of time prior to any such meeting. If the Reorganization described in this Prospectus/Proxy Statement is consummated, there will be no further meetings of the shareholders of any Merging Portfolio.

OTHER MATTERS. The Directors of Calvert Variable Series, Inc. know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Directors' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

IV. INFORMATION ABOUT THE PORTFOLIOS

Other information regarding the Portfolios, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Merger SAI, the Funds' Prospectuses, the Fund SAI, and the Annual and Semi-Annual Reports, which are available upon request by calling 800-368-2745.

Calvert Variable Series, Inc. is subject to the informational requirements of the Securities Exchange Act of 1934, and accordingly files reports and other information with the Securities and Exchange Commission. Reports and other information filed by Calvert Variable Series, Inc. with respect to the Fund can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; and 233 Broadway, New York, New York 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at www.sec.gov.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ___________ __, 2003, is between the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, each a series of Calvert Variable Series, Inc., and the Ameritas Core Strategies Portfolio, a series of Calvert Variable Series, Inc.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.         SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). Ameritas Core Strategies Portfolio shall furnish to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios such data and information as shall be reasonably requested by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.         REORGANIZATION

Plan of Reorganization. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will convey, transfer, and deliver to Ameritas Core Strategies Portfolio all of the then-existing assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, Ameritas Core Strategies Portfolio agrees at the Closing:

to deliver to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in exchange for the assets the number of full and fractional shares of common stock of Ameritas Core Strategies Portfolio ("Ameritas Core Strategies Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios Shares (rounded to the nearest millionth) by the net asset value per share of Ameritas Core Strategies Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, or to any of the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios upon distribution of Ameritas Core Strategies Portfolio Shares to them; and

not to assume any of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' obligations and liabilities, whether absolute, accrued, contingent, or otherwise.

Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios at which the Plan will be considered, or such later date as the parties may mutually agree.

3.         VALUATION OF NET ASSETS

The value of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios’ net assets to be transferred to Ameritas Core Strategies Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Ameritas Core Strategies Portfolio's prospectus.

The net asset value per share of Ameritas Core Strategies Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Ameritas Core Strategies Portfolio's Controller using the same valuation procedures as set forth in Ameritas Core Strategies Portfolio's prospectus.

A copy of the computation showing in reasonable detail the valuation of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios’ net assets to be transferred to Ameritas Core Strategies Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, shall be furnished by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios to Ameritas Core Strategies Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Ameritas Core Strategies Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Core Strategies Portfolio, shall be furnished by Ameritas Core Strategies Portfolio to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios at the Closing.

4.         LIQUIDATION AND DISSOLUTION

As soon as practicable after the Closing Date, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will distribute pro rata to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shareholders of record as of the close of business on the Closing Date the shares of Ameritas Core Strategies Portfolio received by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Ameritas Core Strategies Portfolio in the names of each such shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, representing the respective pro rata number of full shares and fractional interests in shares of Ameritas Core Strategies Portfolio due to each. No such shareholder accounts shall be established by Ameritas Core Strategies Portfolio or its transfer agent for Ameritas Core Strategies Portfolio except pursuant to written instructions from Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, and Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shareholder a pro rata share of the number of shares of Ameritas Core Strategies Portfolio received pursuant to Section 2(a) of this Agreement.

Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Ameritas Core Strategies Portfolio or its transfer agent to each shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios receiving such distribution of shares of Ameritas Core Strategies Portfolio informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

Share certificates representing holdings of shares of Ameritas Core Strategies Portfolio shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of Ameritas Core Strategies Portfolio will be issued only for full shares of Ameritas Core Strategies Portfolio and any fractional interests in shares shall be credited in the shareholder's account with Ameritas Core Strategies Portfolio.

As promptly as is practicable after the liquidation of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, and in no event later than 12 months from the date of this Agreement, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall be terminated pursuant to the provisions of the Plan and its By-laws and Articles of Incorporation.

Immediately after the Closing Date, the share transfer books of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall be closed and no transfer of shares shall thereafter be made on those books.

5.         ARTICLES OF INCORPORATION AND BY-LAWS

Articles of Incorporation. The Articles of Incorporation of Calvert Variable Series, Inc., which governs its series, Ameritas Core Strategies Portfolio Fund, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation until amended as provided by law.

By-laws. The By-laws of Calvert Variable Series, Inc., which govern its series, Ameritas Core Strategies Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth with Income Portfolios' Articles of Incorporation or said By-laws.

6.         REPRESENTATIONS AND WARRANTIES OF AMERITAS CORE STRATEGIES PORTFOLIO

Organization, Existence, etc. Ameritas Core Strategies Portfolio is a duly organized series of Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Ameritas Core Strategies Portfolio is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Ameritas Core Strategies Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

Registration as Investment Company. Calvert Variable Series, Inc., of which Ameritas Core Strategies Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

Capitalization. Ameritas Core Strategies Portfolio has an unlimited number of shares of beneficial interest, no par value, of which as of ____________, 2003, 1,000,000,000 shares were outstanding, and no shares were held in the treasury of Ameritas Core Strategies Portfolio. All of the outstanding shares of Ameritas Core Strategies Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Core Strategies Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

Shares to be Issued Upon Reorganization. Ameritas Core Strategies Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

Authority Relative to this Agreement. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of its series, Ameritas Core Strategies Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Variable Series, Inc. and no other proceedings by Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Core Strategies Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out the Plan.

Liabilities. There are no liabilities of Calvert Variable Series, Inc. on behalf of its series, Ameritas Core Strategies Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Core Strategies Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2002, or otherwise previously disclosed to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, none of which has been materially adverse to the business, assets or results of operations of Ameritas Core Strategies Portfolio.

Litigation. To the knowledge of Ameritas Core Strategies Portfolio there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Core Strategies Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

Contracts. Except for contracts and agreements previously disclosed to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios under which no default exists, Ameritas Core Strategies Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

Registration Statement. Ameritas Core Strategies Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Ameritas Core Strategies Portfolio issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Ameritas Core Strategies Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

REPRESENTATIONS AND WARRANTIES OF AMERITAS EMERGING GROWTH, AMERITAS RESEARCH, AND AMERITAS GROWTH WITH INCOME PORTFOLIOS

Organization, Existence, etc. The Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a duly organized series of the Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are not qualified to do business as foreign corporations under the laws of any jurisdiction. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have all necessary federal, state and local authorization to own all of their properties and assets and to carry on the business as now being conducted.

Registration as Investment Company. The Calvert Variable Series, Inc., of which the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

Capitalization. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have an unlimited number of shares of beneficial interest, no par value, of which as of December 31, 2002, 1,000,000,000 shares each of the Ameritas Emerging Growth, Ameritas Research and Ameritas Growth With Income Portfolio were outstanding; and no shares were held in the treasury of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios. All of the outstanding shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios may change prior to the Effective Date of the Reorganization.

Financial Statements. The audited financial statements of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for the year ended December 31, 2002, to be delivered to Ameritas Core Strategies Portfolio, will fairly present the financial position of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios as of December 31, 2002, and the results of their respective operations and changes in net assets for the year then ended.

Authority Relative to the Plan. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of the Calvert Variable Series, Inc. and, except for approval by the holders of its capital stock, no other proceedings by the Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are not parties to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

Liabilities. There are no liabilities of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2002, or otherwise previously disclosed to Ameritas Core Strategies Portfolio, none of which has been materially adverse to the business, assets, or results of operations of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

Litigation. To the knowledge of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios or their respective assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

Contracts. Except for contracts and agreements previously disclosed to Ameritas Core Strategies Portfolio under which no default exists, the Calvert Variable Series, Inc., on behalf of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

Taxes. The federal income tax returns of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have been filed for all taxable years up to and including the taxable year ended December 31, 2002, and all taxes payable pursuant to such returns have been paid. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios have each qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios since commencement of operations.

Portfolio Securities. All securities to be listed in the schedule of investments of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios as of the Effective Time of the Reorganization will be owned by the Calvert Variable Series, Inc. on behalf of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

Registration Statement. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will cooperate with Ameritas Core Strategies Portfolio in connection with the Registration Statement referred to in Section 6(i) of this Agreement, and will furnish to Ameritas Core Strategies Portfolio the information relating to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios:

(i) will comply in all material respects with the provisions of the Securities Act and its Regulations, and will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Ameritas Core Strategies Portfolio, insofar as it relates to the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8.         CONDITIONS TO OBLIGATIONS OF AMERITAS CORE STRATEGIES PORTFOLIO

The obligations of Ameritas Core Strategies Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have complied with each of its obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios since December 31, 2002. Ameritas Core Strategies Portfolio shall have received a certificate from Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios satisfactory in form and substance to Ameritas Core Strategies Portfolio indicating that they have met the terms stated in this Section.

Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c)  Tax Opinion. Ameritas Core Strategies Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Core Strategies Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in connection with the Reorganization, and on such other written representations as Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and Ameritas Core Strategies Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

neither Ameritas Emerging Growth, Ameritas Research, Ameritas Growth With Income Portfolios nor Ameritas Core Strategies Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios to Ameritas Core Strategies Portfolio in exchange for Ameritas Core Strategies Portfolio Shares and upon the distribution (whether actual or constructive) of Ameritas Core Strategies Portfolio Shares to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in exchange for their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios;

the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios who receive Ameritas Core Strategies Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for Ameritas Core Strategies Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

the basis of Ameritas Core Strategies Portfolio Shares received by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' shareholders will be the same as the basis of the shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios surrendered in the exchange, the holding period of Ameritas Core Strategies Portfolio shares received by each shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will include the period during which the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios exchanged therefor were held by such shareholder, provided the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios were held as a capital asset on the date of the Reorganization; and

the basis of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' assets acquired by Ameritas Core Strategies Portfolio will be the same as the basis of such assets to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios immediately prior to the Reorganization, and the holding period of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in the hands of Ameritas Core Strategies Portfolio will include the period during which those assets were held by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

Opinion of Counsel. Ameritas Core Strategies Portfolio shall have received the opinion of counsel for the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Core Strategies Portfolio, to the effect that:

Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios are each a series of the Calvert Variable Series, Inc.; and

The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of the Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by the Calvert Variable Series, Inc. and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of the Calvert Variable Series, Inc. and its series, the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

9.        CONDITIONS TO OBLIGATIONS OF AMERITAS EMERGING GROWTH, AMERITAS RESEARCH, AND AMERITAS GROWTH WITH INCOME PORTFOLIOS

The obligations of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

Shareholder Approval. The Plan shall have been approved by the affirmative vote of two thirds of all the votes entitled to be cast on the matter; and if necessary, the requisite vote of the shareholders of the other portfolios of the Calvert Variable Series, Inc.

Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Ameritas Core Strategies Portfolio shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Ameritas Core Strategies Portfolio since __________ 2003. As of the Effective Time of the Reorganization, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have received a certificate from Ameritas Core Strategies Portfolio satisfactory in form and substance to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios indicating that it has met the terms stated in this Section.

Regulatory Approval. The Registration Statement referred to in Section 6(i) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

Tax Opinion. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Core Strategies Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in connection with the Reorganization, and on such other written representations as Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and Ameritas Core Strategies Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

neither Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios nor Ameritas Core Strategies Portfolio will recognize any gain or loss upon the transfer of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios to Ameritas Core Strategies Portfolio in exchange for Ameritas Core Strategies Portfolio Shares and upon the distribution (whether actual or constructive) of Ameritas Core Strategies Portfolio Shares to the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in exchange for their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios;

the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios who receive Ameritas Core Strategies Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios for Ameritas Core Strategies Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

the basis of Ameritas Core Strategies Portfolio Shares received by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios' shareholders will be the same as the basis of the shares of capital stock of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios surrendered in the exchange, and the holding period of Ameritas Core Strategies Portfolio shares received by each shareholder of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios will include the period during which the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios exchanged therefor were held by such shareholder, provided the shares of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios were held as a capital asset on the date of the Reorganization; and

the basis of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios assets acquired by Ameritas Core Strategies Portfolio will be the same as the basis of such assets to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios immediately prior to the Reorganization, and the holding period of the assets of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios in the hands of Ameritas Core Strategies Portfolio will include the period during which those assets were held by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

Opinion of Counsel. Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios shall have received the opinion of counsel for Ameritas Core Strategies Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, to the effect that:

Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

Ameritas Core Strategies Portfolio is a series of Calvert Variable Series, Inc.;

The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by Ameritas Core Strategies Portfolio and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of Calvert Variable Series, Inc. and its series, Ameritas Core Strategies Portfolio;

Ameritas Core Strategies Portfolio shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Ameritas Core Strategies Portfolio.

AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS,

WARRANTIES AND REPRESENTATIONS

The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Core Strategies Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Core Strategies Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Core Strategies Portfolio.

Ameritas Core Strategies Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios.

The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios, without liability on the part of either party hereto or its respective directors, officers, or shareholders, and shall be terminated without liability as of the close of business on November 1, 2003, if the Effective Time of the Reorganization is not on or prior to such date.

No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.       EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12.       GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios and the Ameritas Core Strategies Portfolio have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
(SEAL)	on behalf of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios

Attest:

By: ______________________	By: ______________________
Name: William Atherton
Title: President

CALVERT VARIABLE SERIES, INC.
(SEAL)	on behalf of the Ameritas Core Strategies Portfolio

By: _____________________	By: ______________________
Name: William M. Tartikoff
Title: Vice President

FORM OF PROXY

CALVERT VARIABLE SERIES, INC.

AMERITAS EMERGING GROWTH PORTFOLIO,

AMERITAS RESEARCH PORTFOLIO,

AMERITAS GROWTH WITH INCOME PORTFOLIO

PROXY SOLICITED BY THE BOARD OF DIRECTORS

FOR A MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 15, 2003

The undersigned hereby appoints William M. Tartikoff and Barbara J. Krumsiek, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of each Portfolio indicated above to be held at the offices of Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on October 15, 2003 at 9:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

            THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

            In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Directors recommend a vote FOR the proposal.

            TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE BELOW AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

            NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All Joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.

SIGNATURE

SIGNATURE (IF HELD JOINTLY)

DATE

            FOR                            AGAINST                   ABSTAIN

              [ ]                                  [ ]                                    [ ]

I.          Proposal to approve the Agreement and Plan of Reorganization providing for the Reorganization of the Ameritas Emerging Growth, Ameritas Research and Ameritas Growth with Income Portfolios into the Ameritas Core Strategies Portfolio, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.

PLEASE SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

FORM N-14

PART B

ACQUISITION OF THE ASSETS AND LIABILITIES OF

AMERITAS EMERGING GROWTH PORTFOLIO,

AMERITAS RESEARCH PORTFOLIO,

AMERITAS GROWTH WITH INCOME PORTFOLIO,

EACH A SERIES OF CALVERT VARIABLE SERIES, INC.

IN EXCHANGE FOR SHARES OF

AMERITAS CORE STRATEGIES PORTFOLIO,

A SERIES OF CALVERT VARIABLE SERIES, INC.

4500 MONTGOMERY AVENUE, SUITE 1000N

BETHESDA, MARYLAND 20814

800-368-2745

STATEMENT OF ADDITIONAL INFORMATION

__________, 2003

This Statement of Additional Information (the "SAI") relates to the proposed reorganization (the "Reorganization") of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth with Income Portfolios of Calvert Variable Series, Inc., a Maryland corporation (the "Merging Portfolios"), with and into the Ameritas Core Value Portfolio, also a series of Calvert Variable Series, Inc.

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated _______, 2003 (the "Prospectus/Proxy Statement") of the Ameritas Core Strategies Portfolio which relates to the Reorganization. As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of all the assets of each of the Merging Portfolios to the Ameritas Core Strategies Portfolio. In exchange, the Ameritas Core Strategies Portfolio would assume all of the liabilities of each of the Merging Portfolios and distribute its shares to each of the Merging Portfolios’ shareholders in complete liquidation of the Merging Portfolios.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814 or by calling 800-368-2745.

TABLE OF CONTENTS

I.          Additional Information about the Ameritas Emerging Growth,

            Ameritas Research, and Ameritas Growth with Income Portfolios and the Ameritas Core Strategies Portfolio............................... 2

II.         Financial Statements................................................................ 2

FORM N-14

PART B

I.          Additional Information about the Calvert Variable Series, Inc.,  Ameritas Emerging Growth, Ameritas Research and Ameritas Growth with Income Portfolios (“Merging Portfolios”).

Additional information about the Merging Portfolios and the Ameritas Core Strategies Portfolio (“Ameritas Core Strategies Portfolio”) is incorporated by reference to the current Prospectuses and Statements of Additional Information, dated May 1, 2003 for each Merging Portfolio and ____________, 2003 for the Ameritas Core Strategies Portfolio, and each as supplemented through the date hereof. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

II.         Financial Statements.

This Statement of Additional Information incorporates by reference the Annual Reports for the year ended December 31, 2003, including the reports of KPMG LLP, of each of the Merging Portfolios (the "Reports"), which contain historical financial information regarding the Merging Portfolios. (Since the Ameritas Core Strategies Portfolio will not commence operation until ______________, 2003, no financial statements are available for the Ameritas Core Strategies Portfolio.) The Reports have been filed with the Securities and Exchange Commission. The Reports were also sent to variable annuity contract owners and variable life insurance policyholders on or about May 1, 2003 and are incorporated by reference into this Prospectus/Proxy Statement and Statement of Additional Information.

Pro forma financial statements of the Ameritas Core Strategies Portfolio are provided on the following pages.

[TO BE PROVIDED]

CALVERT VARIABLE SERIES, INC

  NEW AND MERGING PORTFOLIOS

MERGER INFORMATION

____________, 2003

It is the intention of management to merge the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth with Income Portfolios into the Ameritas Core Strategies Portfolio. Presented on the following pages are the historical Statements of Assets and Liabilities for these Portfolios as of December 31, 2002 and the Pro Forma Statement of Assets and Liabilities at December 31, 2002 of the Ameritas Core Strategies Portfolio assuming the merger with each Merging Portfolio took place on December 31, 2002. Also presented are the historical Statements of Operations for the Portfolios for the year 2002 and the Pro Forma Statement of Operations of the Ameritas Core Strategies Portfolio after the merger with each Merging Portfolio for the year 2002. In preparing the Pro Forma financial statements for the Ameritas Core Strategies Portfolio, management fees, custodian fees and professional fees were all adjusted to reflect differences that would have resulted had the merger taken place January 1, 2003.

Also presented is the merged Schedule of Investments as of December 31, 2002. All of the securities held in the Merging Portfolios as of December 31, 2002 would comply with the investment objectives, policies and restrictions of the Ameritas Core Strategies Portfolio.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Ameritas Core Strategies Portfolio and the Merging Portfolios included in their respective annual report dated December 31, 2002.

[PRO FORMA FINANCIAL STATEMENTS TO BE INSERTED HERE

BY A SUBSEQUENT AMENDMENT TO THIS REGISTRATION.]

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

ITEM 16. EXHIBITS.

(1)(a)   Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

            (1)(b)   Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

            (1)(c)   Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

            (1)(d)   Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

(2)        Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

            (3)  Not Applicable.

            (4)  Form of Agreement and Plan of Reorganization filed herewith.

            (5)  Specimen Stock Certificate (inapplicable).See the following Articles and Sections in the Articles of Incorporation filed as Exhibit (1)(a): 7(d), and 8, and the following sections of the Bylaws filed as exhibit (2); article 1, article 5, article 8.

            (6)(a)   Investment Advisory Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Amended Schedule A to the Investment Advisory Agreement Restated December 2001 for Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(b)   Subadvisory Agreement with Atlanta Capital, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(c)   Subadvisory Agreement with SSgA Funds Management, Inc. (Social Balanced), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(d)   Subadvisory Agreement with Grantham, Mayo, Van Otterloo & Co. LLC, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(e)   Subadvisory Agreement with Brown Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(f)    Subadvisory Agreement with Awad Asset Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(g)   Subadvisory Agreement with Massachusetts Financial Services Company, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(h)   Subadvisory Agreement with Fred Alger Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(i)    Subadvisory Agreement with SSgA Funds Management, Inc. (Ameritas Index 500), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(j)    Subadvisory Agreement with Harris Associates L.P., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(k)   Subadvisory Agreement with David L. Babson & Company Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(l)    Subadvisory Agreement with John McStay Investment Counsel, LP, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(m)  Subadvisory Agreement with Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

            (7)  Underwriting Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

            (8)  Not Applicable.

            (9)  Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

            (10)      Not Applicable.

            (11)      Draft Opinion of Counsel, filed herewith.

            (12)      Draft Opinion and Consent of Counsel on Tax Matters, filed herewith.

            (13)      Not Applicable

            (14)      Draft Consent of Independent Accountants filed herewith.

            (15)      Inapplicable.

            (16)      Power of Attorney Forms signed by each Director incorporated by reference to Post Effective Amendment No. 46, dated April 24, 2002 accession number 0000708950-02-000013.

            (17)      Not Applicable.

ITEM 17. UNDERTAKINGS

Not Applicable

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Registrant by an Officer of the Registrant as an Officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the Directors, Officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland, on this 20th day of June, 2003.

CALVERT VARIABLE SERIES, INC.

By: ____________**_________

    Barbara J. Krumsiek

    Director and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                                  TITLE                                      DATE

__________**__________                            Director and

Barbara J. Krumsiek                                         Chairman                                  06/20/03

__________**____________                        Treasurer                                  06/20/03

Ronald M. Wolfsheimer

__________**____________                        Director                                    06/20/03

Arthur J. Pugh

__________**____________                        Director                                    06/20/03

Frank H. Blatz, Jr.

__________**____________                        Director                                    06/20/03

William J. Atherton

__________**____________                        Director                                    06/20/03

Alice Gresham Bullock

__________**____________                        Director                                    06/20/03

Thomas C. Godlasky

__________**____________                        Director                                    06/20/03

M. Charito Kruvant

__________**____________                        Director                                    06/20/03

Cynthia H. Milligan

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Ivy Wafford Duke

EXHIBIT INDEX

11.       Opinion of Counsel

12        Opinion and Consent of Counsel on Tax Matters

14.       Consent of Independent Auditors

Exhibit 12

DRAFT OPINION OF COUNSEL

            SULLIVAN & WORCESTER LLP

            1666 K STREET, N.W.

            WASHINGTON, D.C. 20006

            TELEPHONE: 202-775-1200

            FACSIMILE: 202-293-2275

565 FIFTH AVENUE	ONE POST OFFICE SQUARE
EIGHTEENTH FLOOR	BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10017	TELEPHONE: 617‑338‑2800
TELEPHONE: 212‑486‑8200	FACSIMILE: 617-338-2880
FACSIMILE: 646‑865‑1494

[DATE]

Calvert Variable Series, Inc.

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland  20814

Ladies and Gentlemen:

We have been requested by Calvert Variable Series, Inc., a Maryland corporation with transferable shares (the "Company") established under Articles of Incorporation dated April 25, 1996, as amended (the "Articles"), for our opinion with respect to certain matters relating to the Ameritas Core Strategies Portfolio (the "Acquiring Fund"), a series of the Company.  We understand that the Company has filed a Registration Statement on Form N-14 for the purpose of registering shares of the Company under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Acquiring Fund of all of the assets of the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio (the "Acquired Funds"), each a series of Calvert Variable Series, Inc., in exchange solely for shares of the Acquiring Funds pursuant to an Agreement and Plan of Reorganization, the form of which is included in the amended Form N-14 Registration Statement (the "Plan").

We have, as counsel, participated in various business and other proceedings relating to the Company.  We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Company's Articles and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Maryland.  To the extent that the conclusions based on the laws of the State of Maryland are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of the Maryland General Corporation Law, as amended, and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts.

Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on October 15, 2003, it is our opinion that the shares of the Acquiring Funds currently being registered, when issued in accordance with the Plan and the Company's Articles and By-Laws, will be legally issued, fully paid and non-assessable by the Company, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

We hereby consent to the filing of this opinion with and as a part of the amended Registration Statement on Form N-14.  In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

Very truly yours,

---------------------------------------------

SULLIVAN & WORCESTER LLP

Exhibit 13

DRAFT OPINION OF COUNSEL ON TAX MATTERS

[DATE]

Calvert Variable Series, Inc.

4500 Montgomery St.

Bethesda, Maryland 20814

Ladies and Gentlemen:

You have requested our opinion as to the Federal income tax consequences of the transaction (the "Reorganization") pursuant to which the Calvert Variable Series Ameritas Emerging Growth, Ameritas Research and Ameritas Growth with Income Portfolios, each a series of the Calvert Variable Series Inc. (the "Acquired Portfolios” or “Acquired Funds”) will be merged into the Calvert Variable Series Core Growth Portfolio, another series of Calvert Variable Series Inc. that has generally similar investment objectives (the "Acquiring Portfolio" or “Acquiring Fund”).

This opinion is intended solely for delivery to the Calvert Variable Series, Inc. on behalf of the Acquired Funds, the Acquiring Fund, and their applicable shareholders. Only the Calvert Variable Series, Inc., the Acquired Funds, the Acquiring Fund and their applicable shareholders may rely on this opinion. We specifically disclaim any obligation to update or supplement this opinion to reflect any change in the law or Internal Revenue Service (the "IRS") position with respect to the issues addressed herein.

We have examined and are familiar with such documents, records and other instruments relating to the Reorganizations and the parties thereto as we have deemed appropriate for purposes of this opinion letter including the Plan of Merger and Reorganization, dated _________ (the "Plan") and the Registration and Proxy Statement filed on ___________________with the Securities and Exchange Commission under the Securities Act of 1933 on Form N-14, relating to the Reorganization (the "Registration/Proxy Statement").

In rendering this opinion, we have assumed that the Reorganization will be carried out pursuant to the terms of the Plan, that all of the factual statements and information contained in the Registration/Proxy Statement, and in other documents, records and instruments supplied to us are correct and that there will be no material change with respect to such facts or information prior to the time of the Reorganization. In rendering this opinion, we have also relied on the Assumptions stated below, and we have assumed that such representations and facts are correct in all material respects as of the date hereof and will remain correct at the Effective Time of the Reorganization.

ASSUMPTIONS

1.         Calvert Variable Series, Inc. is an open-end series management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940.

2.         The Acquired Funds are each a Series of Calvert Variable Series, Inc. Each of the Acquired Funds has been a separate regulated investment company ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code") since the date of its organization through the end of its last complete taxable year and will qualify as a RIC for the taxable year ending on the date of the Reorganization.

3.         The Acquiring Fund is another Series of Calvert Variable Series Inc. The Acquiring Fund has been a RIC within the meaning of Section 851 of the Code since the date of its organization through the end of its last complete taxable year and will qualify as a RIC for the taxable year ending on the date of the Reorganization.

4.         The Board of Directors of the Calvert Variable Series, Inc. on behalf of each of the Acquired Funds and the Acquiring Fund has determined, for valid business reasons, that it is advisable to transfer the assets of each of the Acquired Funds into the Acquiring Fund, and the Board of Directors has adopted the Plan, subject to, among other things, approval by the respective shareholders of each of the Acquired Funds.

5.         The shareholders of the Acquired Funds approved the Plan on _____________ and the Reorganization will take place at the close of business on the New York Stock Exchange on or around November 1, 2003, or on such other date as is determined by the Board of Directors (the "Effective Time").

6.         For the taxable year ending at the Effective Time, each of the Acquired Funds shall calculate, declare and pay ordinary and capital gains dividends on its shares in amounts sufficient to distribute all of its investment company taxable income and all of its capital gains to the close of business on the Effective Time. Any cash dividends shall be automatically reinvested in additional shares of each of the Acquired Funds.

7.         At the Effective Time, each Acquired Fund shall transfer all of its assets to the Acquiring Fund in exchange for which the Acquiring Fund shall simultaneously assume all of the liabilities of each Acquired Fund and shall issue to each Acquired Fund shares of the Acquiring Fund (including any fractional share rounded to the nearest one-thousandth of a share) equal in aggregate value to the net asset value of the Acquired Fund attributable to the Acquired Fund’s shares.

8.         At the Effective Time, each Acquired Fund immediately shall distribute to each holder of its outstanding shares the number of shares of the Acquiring Fund (including any fractional share rounded to the nearest one-thousandth of a share) as shall have an aggregate value equal to the aggregate value of the shares of each Acquired Fund (including any fractional share rounded to the nearest one-thousandth of a share) which were owned by such shareholder immediately prior to the Effective Time, such values to be determined by the net asset values per share of each Acquired Fund and the Acquiring Fund at the Effective Time, in exchange for and in cancellation of the shareholder's shares of each Acquired Fund.

9.         The distribution to the shareholders of each of the Acquired Funds shall be accomplished by establishing an account on the share records of the Acquiring Fund in the name of each registered shareholder of each of the Acquired Funds, and crediting that account with a number of shares of the Acquiring Fund determined pursuant to the preceding paragraph. As a result of these transfers, the shareholders of each of the Acquired Funds will cease to own shares of their respective Acquired Fund and will instead own shares of the Acquiring Fund having an aggregate net asset value equal to all shares of the Acquired Fund at the Effective Time.

10.       Each of the Acquired Funds shall terminate automatically immediately after the Effective Time.

11.       The shareholders of record of the shares of each of the Acquired Funds and the Acquiring Fund are separate accounts of insurance companies, which hold such shares as underlying investments for variable annuity or variable life insurance contracts issued by such insurance companies. The owners of such contracts ("Contract Owners") have instructed the insurance companies, pursuant to the terms of their contracts, to allocate a portion of the value of such contracts to the sub-accounts of such insurance company separate accounts that invest in the shares of the Acquired Funds or the Acquiring Fund.

OPINIONS

Based on the Code, Treasury Regulations issued thereunder, IRS Rulings and the relevant case law, as of the date hereof, and on the facts, representations and assumptions set forth above, and the documents, records and other instruments we have reviewed, it is our opinion that, under current Federal income tax law in effect as of this date:

1.         The Reorganization contemplated by the Plan will not qualify as a "tax-free" reorganization under the Internal Revenue Code of 1986, as amended.

2.         The transfer of the assets of each of the Acquired Funds to the Acquiring Fund in exchange for voting stock of the Acquiring Fund that is to be distributed to the shareholders of each of the Acquired Funds, will be treated as a sale of assets by each of the Acquired Funds and the Acquired Funds will recognize gain or loss on each of the transferred assets in an amount equal to the difference between (i) the fair market value of such assets, and (ii) the adjusted basis of such assets.

3.         The taxable year of each of the Acquired Funds will end as of the close of business on the day of the Reorganization.

4.         Each Acquired Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete taxable year ending on the date of its Reorganization.

5.         Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on its receipt of assets of each of the Acquired Funds in exchange for the Acquiring Fund's voting stock and assumption of each Acquired Fund’s liabilities.

6.         Under Section 1012 of the Code, the basis to the Acquiring Fund of the assets of each of the Acquired Funds transferred to it will be the fair market value of such assets as of the Effective Time.

7.         Because none of the special rules of Section 1223 of the Code will apply, the holding period for assets of each of the Acquired Funds transferred to the Acquiring Fund in the Reorganization will start as of the Effective Time.

8.         Each shareholder of an Acquired Fund will receive dividend income to the extent of its share of all dividends declared and paid by the Acquired Fund, including the dividend described in Assumption 6 that is to be declared and paid immediately before the Effective Time.

9.         Each shareholder of an Acquired Fund will also recognize gain or loss on the receipt of shares of the voting stock of the Acquiring Fund in exchange for shares of the Acquired Fund equal to the difference between (i) the fair market value of the Acquiring Fund's shares, and (ii) the Acquired Fund shareholder's adjusted basis for its shares in the Acquired Fund.

10.       Under Section 1012 of the Code, the basis to each shareholder of an Acquired Fund for the shares of the Acquiring Fund received in exchange for its shares of the Acquired Fund will be the fair market value of the shares of the Acquiring Fund as of the Effective Time.

11.       Because none of the special rules of Section 1223 of the Code will apply to the stock exchange pursuant to the Reorganization, each Acquired Fund shareholder's holding period for voting stock of the Acquiring Fund will start as of the Effective Time.

12.       No gain or loss will be recognized by any Contract Owner as a result of the Reorganization.

We are not expressing an opinion as to any aspect of the Reorganization other than those opinions expressly stated above.

As noted above, this opinion is based upon our analysis of the Code, Treasury Regulations issued thereunder, IRS Rulings and case law, which we deem relevant as of the date hereof. No assurances can be given that there will not be a change in the existing law or that the IRS will not alter its present views, either prospectively or retroactively, or adopt new views with regard to any of the matters upon which we are rendering this opinion. Further, this opinion is not binding on the IRS or any court that could ultimately determine the taxation of the items referred to herein, nor can any assurances be given that the IRS will not audit or question the treatment accorded to the Reorganizations on the Federal income tax returns of the Calvert Variable Series or the respective shareholders.

                                                                        Very truly yours,

                                                                        SULLIVAN & WORCESTER

Exhibit 14

DRAFT INDEPENDENT AUDITORS' CONSENT

To the Board of Directors of

Calvert Variable Series, Inc.:

We consent to the use of our report dated February 14, 2003, with respect to the statement of assets and liabilities, including the schedule of investments, of the Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios (the "Portfolios "), each a portfolio of Calvert Variable Series, Inc., as of December 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the period from December 31, 2001 through December 31, 2002, included herein and to the reference to our firm under the heading "Financial Statements" in the Registration Statement on Form N-14 of the Ameritas Core Strategies Portfolio.

KPMG LLP

Philadelphia, Pennsylvania

[DATE]